EQUITY - Disclosure of changes in issued and outstanding share capital (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Beginning Balance	6,811,620	3,976,576
Common Shares issued as a result of Warrants and Compensation options exercised		63,378
Common Shares issued as a result of options exercises	21,736	51,735
Common Shares issued related secondary transaction and business combinations	126,006	2,730,096
Issuance of treasury common shares	10,165	(10,165)
Issuance of Common Shares	599,999
Ending Balance	7,569,526	6,811,620